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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

                   REGISTRATION STATEMENT (NO. 2-88116) UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 46

                                     AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                                AMENDMENT NO. 49


                           VANGUARD SPECIALIZED FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE ON MAY 28, 2004, PURSUANT TO RULE (B)(1)(III) OF RULE 485. THIS POST-EFFECTIVE AMENDMENT IS BEING MADE TO EXTEND THE DATE OF EFFECTIVENESS FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT (POST-EFFECTIVE AMENDMENT NO. 45).




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May 21, 2004


U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD SPECIALIZED FUNDS
     FILE NO.  2-88116
--------------------------------------------------------------------------------

Commissioners:

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, we are submitting this filing for the sole purpose of extending the pending effective date of the 45th Post-Effective Amendment to the Vanguard Specialized Funds' registration statement. Post-Effective Amendment No. 45 originally requested an effective date of May 24, 2004. It is proposed that this filing become effective on May 28, 2004, pursuant to Rule (b)(i)(v) of rule 485. The contents of the Post-Effective Amendment No. 45, which we filed under Rule 485(a) on March 24, 2004, are hereby incorporated by reference into this letter.

Please contact me at (610) 503-2320 if you have any questions concerning this amendment or the requested effective date. Thank you.



Sincerely,

THE VANGUARD GROUP, INC.



Christopher Wightman
Associate Counsel

cc: Christian Sandoe, Esquire
    U.S. Securities and Exchange Commission

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 21st day of May, 2004.


                                           VANGUARD SPECIALIZED FUNDS

                                   BY:_____________(signature)________________

                                                  (HEIDI STAM)
                                                JOHN J. BRENNAN*
                                      CHAIRMAN AND CHIEF EXECUTIVE OFFICER


  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

--------------------------------------------------------------------------------
      SIGNATURES                       TITLE
By:----------------------------President, Chairman, Chief         May 21, 2004
      /S/ JOHN J. BRENNAN      Executive Officer, and Trustee
           (Heidi Stam)
          John J. Brennan*
By:----------------------------Trustee                            May 21, 2004
       /S/ CHARLES D. ELLIS
             (Heidi Stam)
           Charles D. Ellis*
By:----------------------------Trustee                            May 21, 2004
         /S/ RAJIV L. GUPTA
              (Heidi Stam)
             RAJIV L. GUPTA*
By:----------------------------Trustee                            May 21, 2004
    /S/ JOANN HEFFERNAN HEISEN
             (Heidi Stam)
        JoAnn Heffernan Heisen*
By:----------------------------Trustee                            May 21, 2004
       /S/ BURTON G. MALKIEL
             (Heidi Stam)
           Burton G. Malkiel*
By:----------------------------Trustee                            May 21, 2004
     /S/ ALFRED M. RANKIN, JR.
           (Heidi Stam)
         Alfred M. Rankin, Jr.*
By:----------------------------Trustee                            May 21, 2004
       /S/ J. LAWRENCE WILSON
             (Heidi Stam)
           J. Lawrence Wilson*
By:----------------------------Treasurer, Principal Financial     May 21, 2004
     /S/ THOMAS J. HIGGINS     Officer, and Principal
          (Heidi Stam)         Accounting Officer
         Thomas J. Higgins*
-
*By Power of Attorney. For Charles D. Ellis, see File Number 33-19446, filed on
 January 31, 2003; for all other trustees and officers, see File number 2-57689, filed on December 26, 2002. Incorporated by Reference.